Aristotle Portfolio Optimization Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

AFFILIATED OPEN-END FUNDS - 57.2%	Shares	Value
Aristotle Core Equity Fund - Class I(a)	6,311,360	$86,213,171
Aristotle Core Income Fund - Class I(a)	7,388,305	70,706,079
Aristotle Growth Equity Fund - Class I(a)	7,359,770	112,162,887
Aristotle High Yield Bond Fund - Class I(a)	2,132,379	19,489,944
Aristotle International Equity Fund - Class I(a)	6,488,903	71,183,265
Aristotle Short Duration Income Fund - Class I(a)	1,282,530	12,953,551
TOTAL AFFILIATED OPEN-END FUNDS (Cost $321,338,196)		372,708,897

EXCHANGE TRADED FUNDS - 42.5%	Shares	Value
iShares MSCI EAFE Growth ETF	126,860	12,977,778
iShares Russell 2000 Growth ETF	50,125	13,159,316
iShares Russell 2000 Value ETF	86,938	13,240,658
iShares TIPS Bond ETF	30,758	3,284,339
Vanguard Emerging Markets Government Bond ETF	206,774	13,008,153
Vanguard FTSE All World ex-US Small-Cap ETF	27,810	3,267,397
Vanguard FTSE Emerging Markets ETF	526,778	23,051,805
Vanguard Mid-Cap Growth ETF	113,636	26,086,280
Vanguard Mid-Cap Value ETF	239,111	35,969,468
Vanguard Real Estate ETF	78,174	6,547,854
Vanguard Total Bond Market ETF	135,799	9,784,318
Vanguard Value ETF	729,069	116,949,958
TOTAL EXCHANGE TRADED FUNDS (Cost $250,048,316)		277,327,324

TOTAL INVESTMENTS - 99.7% (Cost $571,386,512)		$650,036,221
Other Assets in Excess of Liabilities - 0.3%		2,168,180
TOTAL NET ASSETS - 100.0%		$652,204,401

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.